Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Lease Liabilities [Abstract]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities

The expected undiscounted contractual cash flows of the lease liabilities as at June 30, 2026 were as follows:

Remainder 2026	2027	2028	2029	2030	Thereafter	Total
$2,914	$5,831	$5,689	$5,998	$5,758	$37,959	$64,149